Shareholders' Equity	12 Months Ended
Dec. 31, 2016
Shareholders' Equity [Abstract]
Shareholders' Equity
Note 15 - Shareholders’ Equity

A.            General

The Company shares are traded on the NASDAQ National Market under the symbol of CAMT, and also listed and traded on the Tel-Aviv stock exchange.

B.            Share issues

In May 2015, the Company completed a public offering of its shares on NASDAQ in which it issued 4,655,982 shares at a price of $2.85 per share, raising net proceeds of $11,904.

C.            Purchase of Ordinary Shares

On September 17, 2001, the Company announced that the Board of Directors authorized a share repurchase program to acquire up to $3,000 of the Company's ordinary shares from time to time in open market transactions. During September 2001, the Company purchased 250,000 ordinary shares at a cost of $592 and during 2002 the Company purchased 761,619 ordinary shares at a total cost of $401 in connection with such program.

In 2008, the Board of Directors authorized a further share repurchase program Repurchases will not exceed a total aggregate price of $2,000. In 2008 1,080,757 shares were repurchased for an aggregate price of $905.

D.            Stock Option Plan

As of December 31, 2016, the Company has six stock option plans for employees and directors. Future options will be granted only pursuant to the 2014 Share Option Plans described below.

In October 2003, the Company adopted a stock option plan (the Plan) pursuant to which the Company’s Board of Directors may grant stock options to officers and key employees. The total number of options which may be granted to directors, officers, employees and consultants under this plan, is limited to 1,598,800 options. Stock options can be granted with an exercise price equal to or less than the stock’s fair market value at the date of grant. All stock options have 10 year terms and vest and become fully exercisable after 4 years from the date of grant. On December 30, 2013, the Board of Directors elected to further extend the period of 2003 share option plan until June 30, 2014.

In October 2014, the Company adopted a 2014 Share Plan and its corresponding Sub-Plan for Grantees Subject to United States Taxation and Sub-Plan for Grantees Subject to Israeli Taxation which replaced the 2003 Share Option Plan. The total number of options that may be granted under the 2014 Share Option Plan is 3,000,000 options.

The fair value of each option award is estimated on the date of grant using the Black-Scholes-Merton option-pricing model that used the weighted average assumptions in the following table. The risk‑free rate for the expected term of the option is based on the U.S. Treasury yield curve in effect at the time of grant.

	2016 Grant	2015 Grant
Valuation assumptions:
Dividend yield	0	0
Expected volatility	66%	67%-68%
Risk-free interest rate	1.38%	1.6%-2.16%
Expected life (years)	4.8	4.8
Vesting period (years)	4	4

In the years ending December 31, 2016, 2015 and 2014, 527,500, 464,335 and 296,000 options were granted, respectively.

The total intrinsic value of outstanding as options as of December 31, 2016, 2015, and 2014 is $1,040, $45 and $205, respectively.

The total intrinsic value of vested options as of December 31, 2016, 2015, and 2014 is $204, $38 and $87 respectively.

The total stock option compensation expense amounted to $429, $270, and $308 in 2016, 2015 and 2014, respectively.

As of December 31, 2016, there was $1,082 of total unrecognized compensation cost related to nonvested share-based compensation arrangements. That cost is expected to be recognized over a weighted-average period of 1.86 years.

Share option activity during the past three years is as follows:

	Year Ended December 31,
	2016		2015		2014
		Weighted		Weighted		Weighted
	Number	average	Number	average	Number	average
	of	exercise	of	exercise	of	exercise
	options	price US$	options	price US$	options	price US$
Outstanding at January 1	1,151,121	3.28	833,799	3.34	735,519	2.99
Granted	527,500	1.92	464,335	2.99	296,000	3.53
Forfeited and cancelled	(25,187)	5.00	(122,952)	2.95	(108,724)	2.47
Exercised	-	0.00	(24,061)	1.40	(88,996)	2.14

Outstanding at year end	1,653,434	2.82	1,151,121	3.28	833,799	3.34

Vested at year end	725,466	3.32	461,192	3.48	423,291	3.56

			Weighted	Aggregate
	Number	Weighted	Average	intrinsic
	of	average	Remaining	Value (in
	options	exercise	Contractual	US$
	outstanding	price US$	term (years)	thousands)

Outstanding as of December 31, 2016	1,653,434	2.82	5.21	1,039.93

Vested and expected to vest at
December 31, 2016	1,607,036	2.82	5.21	998.13

Exercisable at December 31, 2016	725,466	3.32	4.45	203.98

The following table summarizes information about share options at December 31, 2016:

			Weighted
			average
	Number of		remaining
	outstanding	Number	contractual
Exercise price US$	options	exercisable	life in years
0-2	597,500	62,706	6.23
3-5	1,055,934	662,760	4.64
	1,653,434	725,466	5.21

The following table summarizes information about nonvested options at December 31, 2016:

		Weighted
		average
		grant- date
	Options	fair value
Balance at January 1, 2016	689,929	1.55
Granted	527,500	1.17
Vested	(289,461)	1.78
Forfeited	-	-

Balance at December 31, 2016	927,968	1.26

E.	Restricted Share Unit Plan

In August 2007, the Company adopted a Restricted Share Unit (“RSU”) Plan (the “Plan”) pursuant to which the Company’s Board of Directors may grant shares to officers and key employees. The total number of shares, which may be granted to directors, officers, employees and consultants under this Plan, is limited to 1,500,000 authorized but unissued Shares, after it was increased in 2009 by an additional 1,200,000 from 300,000 authorized but unissued shares.

The exercise price for each grantee shall be as determined by the Board and specified in the applicable RSU notice of grant; provided, however, that unless otherwise determined by the Board (which determination shall not require shareholder approval unless so required in order to comply with Mandatory Law), the exercise price shall be no more than the underlying share’s nominal value. For the removal of any doubt, the Board is authorized (without the need for shareholder approval unless so required in order to comply with Mandatory Law) to determine that the exercise price of an RSU is to be $0.00.

Unless otherwise determined by the Board with respect to any specific grantee or to any specific grant, (which determination shall not require shareholder approval unless so required in order to comply with Mandatory Law) and provided accordingly in the applicable RSU notice of grant, the RSUs shall vest (become automatically exercised) according to the vesting schedules as determined by the Board.

Forfeited units are returned to the pool.

No restricted shares were awarded in the three year period ended December 31, 2016.

The total unrecognized compensation cost amounted to $0.

As of the balance sheet date the number of RSU’s available for grant was 670,129.

There was no activity under the Restricted Share Unit Plan in 2016.